Gain on Disposals (Details) $ in Millions		2 Months Ended	12 Months Ended
		Dec. 31, 2022 rig	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Net proceeds			$ 0.4	$ 0.6	$ 131.5
Book value on disposal			0.0	0.0	127.3
Gain on disposal			0.4	0.6	4.2
Repayments of debt	[1]		286.1	1,800.6	355.5
Delivery financing from PPL
Property, Plant and Equipment [Line Items]
Number of jack-up rigs secured by mortgage | rig		8
Rig Related Equipment
Property, Plant and Equipment [Line Items]
Net proceeds			0.4	0.6	0.7
Book value on disposal			0.0	0.0	0.0
Gain on disposal			$ 0.4	0.6	0.7
Gyme
Property, Plant and Equipment [Line Items]
Net proceeds					119.5
Book value on disposal					119.7
Gain on disposal				(0.2)	(0.2)
Repayments of debt				87.0
Repayments of accrued interest				$ 33.0
Newbuildings
Property, Plant and Equipment [Line Items]
Net proceeds					11.3
Book value on disposal					7.6
Gain on disposal					$ 3.7

[1]	(1) Included in repayment of debt is the redemption premium on the amortization payments made on our Senior Secured Notes due in 2028 and 2030.